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                                  [letterhead]

November 2, 2000

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506

Subject:          Nationwide Variable Account-4
                  Nationwide Life Insurance Company
                  SEC File No. 33-25734
                  CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-4 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective November 1, 2000.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Jamie Ruff Casto, Esq.